Derivative Instruments, Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Derivatives, Fair Value
Gross derivative assets	$ 790		$ 1,204		$ 140
Gross derivative liabilities	752		1,027		159
Derivative asset amount offset against collateral and netting arrangements	(675)	[1],[2]	1,136	[1],[2],[3],[4]	72	[3],[4]
Derivative liability amount offset against collateral and netting arrangements	(749)	[1],[2]	1,024	[1],[2],[3],[4]	137	[3],[4]
Net derivative assets	115		68		68
Net derivative liabilities	3		3		22
Derivative, Collateral
Counterparty cash collateral			(112)
Cash collateral outstanding	74				65
Commodity Futures Contracts | Prepayments and other current assets
Derivatives, Fair Value
Gross derivative assets	786		1,201	[5]	140	[5]
Gross derivative liabilities	751		1,025	[5]	158	[5]
Commodity OTC Swap Contracts | Receivables
Derivatives, Fair Value
Gross derivative assets	2		0
Gross derivative liabilities	0		0
Commodity OTC Swap Contracts | Accounts payable
Derivatives, Fair Value
Gross derivative assets	0		0		0
Gross derivative liabilities	0		1		0
Commodity Forward Contracts | Receivables
Derivatives, Fair Value
Gross derivative assets	2		3		0
Gross derivative liabilities	0		0		0
Commodity Forward Contracts | Accounts payable
Derivatives, Fair Value
Gross derivative assets	0		0		0
Gross derivative liabilities	$ 1		1		1
Commodity Contract, Corn Futures
Derivatives, Fair Value
Gross derivative assets			1		3
Gross derivative liabilities			$ 2		$ 1

[1]	As of March 31, 2015, we had provided cash collateral amounts of $74 million related to our unrealized derivative positions. At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. Cash collateral amounts are netted with mark-to-market derivative assets.
[2]	Certain of our derivative contracts, under master netting arrangements, include both asset and liability positions. We offset both the fair value amounts and any related cash collateral amounts recognized for multiple derivative instruments executed with the same counterparty when there is a legally enforceable right and an intention to settle net or simultaneously. As of March 31, 2015, we had provided cash collateral amounts of $74 million related to our unrealized derivative positions. At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions.
[3]	At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. As of December 31, 2013, we had provided cash collateral amounts of $65 million related to our unrealized derivative positions. Cash collateral amounts are netted with mark-to-market derivative assets.
[4]	Certain of our derivative contracts, under master netting arrangements, include both asset and liability positions. We offset both the fair value amounts and any related cash collateral amounts recognized for multiple derivative instruments executed with the same counterparty when there is a legally enforceable right and an intention to settle net or simultaneously. At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. As of December 31, 2013, we had provided cash collateral amounts of $65 million related to our unrealized derivative positions.
[5]	We had derivative assets totaling $1 million and $3 million at December 31, 2014 and 2013, respectively, related to corn futures used to manage our biofuel exposure. Additionally, we had derivative liabilities totaling $2 million and $1 million at December 31, 2014 and 2013, respectively, related to corn futures.